Filed Pursuant to Rule 497(e)

Registration No. 333-124430

KEELEY FUNDS, INC.

Supplement dated June 7, 2019 to the

Prospectus, Summary Prospectus, and Statement of Additional Information

Of the Keeley Fund dated January 28, 2019

KEELEY Small Cap Value Fund

Class (A) Shares: KSCVF

Class (I) Shares: KSCIX

This supplement amends the Prospectus, Summary Prospectuses and Statement of

Additional Information of the Keeley Funds dated January 28, 2019.

Investors wishing to obtain current information relating to the Keeley Small Cap Value Fund should be advised that effective as of the close of business on June 7, 2019, the Keeley Small Cap Value Fund was reorganized into the Keeley Small Cap Dividend Value Fund. The Keeley Small Cap Value Fund was subsequently liquidated and dissolved. All references to the Keeley Small Cap Value Fund are hereby removed from the Keeley Funds’ Prospectus dated January 28, 2019.

Questions regarding these changes may be directed to the Keeley Funds at 800.422.3554.

Please retain this Supplement for reference.